SCHEDULE OF GOODWILL CARRYING VALUE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance Ending	$ 8,433	$ 8,433
Adjustments			160
Balance Ending	$ 8,433	$ 8,433	8,433
Goodwill acquired			$ 8,273